CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total shareholders' equity attributable to Vimicro International Corporation [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2011	$ 108,340	$ 85,406	$ 15	$ 158,879	$ (6,490)	$ (82,630)	$ 12,850	$ 2,782	$ 22,934
Balance (in shares) at Dec. 31, 2011			139,953,296
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(7,256)	(619)				(619)			(6,637)
Foreign currency translation adjustment	(62)
Other comprehensive income	(1,530)	(1,456)					(1,456)		(74)
Exercise of share options/vested restricted shares	64	64		64
Exercise of share options/vested restricted shares, shares			469,744
Share repurchase	(7,396)	(7,396)			(7,396)
Share repurchase (in shares)	(23,823,184)		(23,823,184)
Share-based compensation expense-employees	2,074	2,074		2,074
Deferred income received from disposal of a subsidiary
Disposal of subsidiary	933								933
Balance at Dec. 31, 2012	95,229	78,073	15	161,017	(13,886)	(83,249)	11,394	2,782	17,156
Balance (in shares) at Dec. 31, 2012			116,599,856
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(8,749)	(8,418)				(8,418)			(331)
Foreign currency translation adjustment	542
Other comprehensive income	542	(7)					(7)		549
Exercise of share options/vested restricted shares	122	122	1	121
Exercise of share options/vested restricted shares, shares			1,567,297
Share repurchase	(6,638)	(6,638)			(6,638)
Share repurchase (in shares)	(14,152,399)		(14,152,399)
Share retirement			(1)	(4,562)	4,563
Share-based compensation expense-non-employees	230	230		230
Share-based compensation expense-employees	1,578	1,578		1,578
Deferred income received from disposal of a subsidiary
Balance at Dec. 31, 2013	82,314	64,940	15	158,384	(15,961)	(91,667)	11,387	2,782	17,374
Balance (in shares) at Dec. 31, 2013			104,014,754
Increase (Decrease) in Stockholders' Equity
Net income (loss)	9,851	4,697				4,697			5,154
Foreign currency translation adjustment	15	69					69		(54)
Other comprehensive income	(1,252)
Exercise of share options/vested restricted shares	113	113		113
Exercise of share options/vested restricted shares, shares			635,916
Treasury stock Shares issued to incentive plan	2,869	2,869		(1,223)	4,092
Treasury stock Shares issued to incentive plan, shares	9,778,103		9,778,103
Share repurchase	(5,550)	(5,550)			(5,550)
Share repurchase (in shares)	(11,267,755)		(11,267,755)
Share retirement			(1)	(4,563)	4,564
Share-based compensation expense-non-employees	93	93		93
Share-based compensation expense-employees	1,633	1,633		1,633
Appropriation to statutory reserves						(1,286)		1,286
Deferred income received from disposal of a subsidiary	(1,267)	(1,267)					(1,267)
Balance at Dec. 31, 2014	$ 90,071	$ 67,597	$ 14	$ 154,437	$ (12,855)	$ (88,256)	$ 10,189	$ 4,068	$ 22,474
Balance (in shares) at Dec. 31, 2014			103,161,018